SUBMISSION
     TYPE    497J
     DOCUMENT-COUNT   1
     SROS   NONE
     FILER
      CIK  0000860915
      CCC   nf9fdb#y
      FILE-NUMBER  33-37524
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN


 DOCUMENT
  TYPE   497J
  DESCRIPTION  RULE 497(J)
  TEXT

                                   March 26, 2001






Securites and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C.  20549


Re:    Nuveen Rule 497(j) Filing
        File No. 333-34613


Dear Sir or Madam:




In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus contained in the most recent amendments to the Registration Statements on Form S-6 (the "Registration Statements") for each of the Series do not differ from that which would have been filed pursuant to
 Rule 497(b) of the Securities Act.  These Registration Statements were filed via magnetic tape with the Commission on March 20, 2001



Very truly yours,


JOHN NUVEEN & CO. INCORPORATED








______________________________
 Gifford R. Zimmerman
 Vice President